Invesco PowerShares 3500 Lacey Road, Suite 700 Downers Grove, IL 60515

October 3, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	PowerShares India Exchange-Traded Fund Trust
1933 Act Registration No. 333-147611
1940 Act Registration No. 811-22147
CIK No. 0001419139

Ladies and Gentlemen:

On behalf of PowerShares India Exchange-Traded Fund Trust (the “Trust”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(e) thereunder, and the Investment Company Act of 1940, as amended, exhibits containing eXtensible Business Reporting Language (“XBRL”) interactive data format risk/return summary information that mirrors the risk/return summary information contained in the prospectus dated February 29, 2016, relating to the one following portfolio of the Trust: PowerShares India Portfolio dated February 29, 2016, as supplemented September 28, 2016, as previously supplemented March 8, 2016, and filed pursuant to Rule 497(e) under the Securities Act.

The purpose of this filing is to submit the data in XBRL format for PowerShares India Portfolio.

Very truly yours,

PowerShares India Portfolio

/s/ Anna Paglia

Anna Paglia

Head of Legal

Invesco PowerShares Capital Management LLC